Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating Activities:
Profit before tax	¥ 965,169	¥ 318,188
Adjustments for:
(Gains) losses on financial assets at fair value through profit or loss and investment securities	(91,418)	34,833
Foreign exchange gains	(383,131)	(2,286)
Provision for loan losses	80,234	114,194
Depreciation and amortization	163,782	166,616
Share of post-tax profit of associates and joint ventures	(68,534)	(47,454)
Net changes in assets and liabilities:
Net increase of term deposits with original maturities over three months	(116,059)	(21,450)
Net (increase) decrease of call loans and bills bought	(403,643)	973,729
Net increase of reverse repurchase agreements and cash collateral on securities borrowed	(134,891)	(5,384,745)
Net (increase) decrease of loans and advances	(1,909,668)	2,633,881
Net change of trading assets and liabilities, derivative financial instruments, and financial liabilities designated at fair value through profit or loss	(258,943)	(873,356)
Net decrease of deposits	(2,511,542)	(3,255,313)
Net increase (decrease) of call money and bills sold	(769,542)	1,073,503
Net increase of repurchase agreements and cash collateral on securities lent	649,556	1,632,445
Net increase (decrease) of other unsubordinated borrowings and debt securities in issue	(516,424)	180,100
Income taxes paid—net	(340,355)	(278,311)
Other operating activities—net	(157,480)	950,378
Net cash and cash equivalents used in operating activities	(5,802,889)	(1,785,048)
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(21,651,874)	(23,896,123)
Proceeds from sales of financial assets at fair value through profit or loss and investment securities	9,366,310	10,974,659
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	14,924,868	11,321,558
Acquisitions of subsidiaries and businesses, net of cash and cash equivalents acquired	(6,585)
Investments in associates and joint ventures	(285,863)	(10,842)
Proceeds from sales of investments in associates and joint ventures	12,841	1,065
Purchases of property, plant and equipment	(54,206)	(36,144)
Purchases of intangible assets	(132,589)	(117,030)
Proceeds from sales of property, plant and equipment	2,578	2,461
Net cash and cash equivalents provided by (used in) investing activities	2,175,480	(1,760,396)
Financing Activities:
Redemption of subordinated borrowings	(8,000)	(10,000)
Proceeds from issuance of subordinated bonds	145,981	252,667
Redemption of subordinated bonds	(42,000)	(367,365)
Payments for the principal portion of lease liabilities	(46,792)	(47,659)
Proceeds from issuance of other equity instruments	268,870	222,895
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(240,053)	(177,364)
Dividends paid to non-controlling interest shareholders	(4,124)	(5,982)
Coupons paid to other equity instruments holders	(21,599)	(13,154)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(100,397)	(101,431)
Purchases of other equity instruments and proceeds from sales of other equity instruments—net	(7,058)	(2,587)
Transactions with non-controlling interest shareholders—net	1,200
Net cash and cash equivalents used in financing activities	(53,972)	(249,980)
Effect of exchange rate changes on cash and cash equivalents	235,738	(226,137)
Net decrease of cash and cash equivalents	(3,445,643)	(4,021,561)
Cash and cash equivalents at beginning of period	75,250,124	77,437,806
Cash and cash equivalents at end of period	71,804,481	73,416,245
Net cash and cash equivalents used in operating activities includes:
Interest and dividends received	3,637,680	3,505,605
Interest paid	¥ 1,999,929	¥ 2,207,334